GOODWILL - Goodwill by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Goodwill	$ 2,411	$ 1,554
Business services
Disclosure of operating segments [line items]
Goodwill	1,306	1,368
Infrastructure services
Disclosure of operating segments [line items]
Goodwill	760	0
Industrial operations
Disclosure of operating segments [line items]
Goodwill	$ 345	$ 186